Revenue Recognition - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
ASU No. 2014-09 [Member]
Revenue From Contract With Customer [Line Items]
Description of contract acquisition costs amortized	The Company utilizes the practical expedient which allows entities to immediately expense contract acquisition costs when the asset that would have resulted from capitalizing these costs would have been amortized in one year or less. Upon adoption of Topic 606, the Company did not capitalize any contract acquisition cost.